Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Charge for the year	$ 4,808	$ 2,095	$ 5,316
Adjustment in respect of prior years	138	50	(68)
Current tax	4,946	2,145	5,248
Deferred tax
Origination and reversal of temporary differences in the current year	3,366	(7,826)	(1,190)
Adjustment in respect of prior years	(1,572)	1,522	(94)
Deferred tax expense (income) recognised in profit or loss	1,794	(6,304)	(1,284)
Tax charge (credit) on profit or loss	$ 6,740	$ (4,159)	$ 3,964